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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

                         GARTMORE MUTUAL FUNDS II, INC.
               (Exact name of registrant as specified in charter)
                     94 NORTH BROADWAY, IRVINGTON, NY 10533
               (Address of principal executive offices) (Zip code)
                                 MARK P. BRONZO
                                94 NORTH BROADWAY
                               IRVINGTON NY, 10533
                     (Name and address of agent for service)
Registrant's telephone number, including area code: (914) 674-5700

Date of fiscal year end: 06/30/05

Date of reporting period: 09/30/2004

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth inSections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14].
The schedules need not be audited.
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GARTMORE FOCUS FUND

Statement of Investments
September 30, 2004
(Unaudited)
                                             SHARES
                                              OR
                                           PRINCIPAL
                                             AMOUNT             VALUE

COMMON STOCKS  (96.8%)
CONSUMER DISCRETIONARY  (10.5%)

J.C. Penney Co., Inc.                        21,078     $       743,632
Staples, Inc.                                34,843           1,039,017
Starwood Hotels & Resorts Worldwide, Inc.    22,028           1,022,540
Target Corp.                                 15,882             718,661
                                                                -------
                                                              3,523,850
                                                              ---------

CONSUMER STAPLES  (7.7%)

PepsiCo, Inc.                                26,245           1,276,819
Wal-Mart Stores, Inc.                        24,719           1,315,051
                                                              ---------
                                                              2,591,870
                                                              ---------

ENERGY  (3.0%)

Baker Hughes, Inc.                           23,266           1,017,190
                                                              ---------

FINANCE  (13.7%)

American Express Co.                         21,891           1,126,511
Bank of America Corp.                        22,632             980,645
Merrill Lynch & Co., Inc.                    28,094           1,396,833
Wachovia Corp.                               23,396           1,098,442
                                                              ---------
                                                              4,602,431
                                                              ---------

HEALTH CARE  (20.9%)

Amgen, Inc. (b)                              19,789           1,121,641
Boston Scientific Corp. (b)                  29,716           1,180,617
Genentech, Inc. (b)                          24,193           1,268,197
Gilead Sciences, Inc. (b)                    38,218           1,428,588
Teva Pharmaceutical Industries Ltd. ADR - IL 38,628           1,002,397
Zimmer Holdings, Inc. (b)                    13,549           1,070,913
                                                              ---------
                                                              7,072,353
                                                              ---------

INDUSTRIALS  (21.0%)

3M Co.                                       12,579           1,005,943
Burlington Northern Santa Fe Corp.           22,049             844,697
Caterpillar, Inc.                             8,887             714,959
General Electric Co.                         51,671           1,735,112
Tyco International Ltd.                      55,024           1,687,036
United Technologies Corp.                    11,502           1,074,057
                                                              ---------
                                                              7,061,804
                                                              ---------

INFORMATION TECHNOLOGY  (16.6%)

Adobe Systems, Inc.                           6,820             337,385
Analog Devices, Inc.                         25,997           1,008,164
Cisco Systems, Inc. (b)                      50,635             916,494
Dell, Inc. (b)                               38,061           1,354,971
Electronic Arts, Inc. (b)                    21,029             967,124
Intel Corp.                                  50,155           1,006,109
                                                              ---------
                                                              5,590,247
                                                              ---------

MATERIALS  (3.4%)

Monsanto Co.                                 31,104           1,132,808
                                                              ---------
TOTAL COMMON STOCKS                                          32,592,553
                                                             ----------

REPURCHASE AGREEMENT  (2.7%)
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Nomura Securities, 1.80%, dated            $916,092             916,092
                                                                -------
09/30/04, due 10/01/04, repurchase price
$916,138 (Fully collateralized by AA
Rated Corporate Bonds & U.S. Agency
Mortgage Securities)

TOTAL REPURCHASE AGREEMENT                                      916,092
                                                                -------


TOTAL INVESTMENTS (COST $32,434,814)(A)     -  99.5%         33,508,645
OTHER ASSETS IN EXCESS OF LIABILITIES       -   0.5%            177,248
                                                                -------
NET ASSETS   -   100.0%                                 $    33,685,893
                                                             ==========

------------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

               Unrealized appreciation                       $      2,434,716
               Unrealized depreciation                             (1,360,885)
                                                                  -----------
               Net unrealized appreciation (depreciation)    $      1,073,831
                                                                  ===========

      Aggregate cost for income tax purposes is substantially the same.

(b)   Denotes a non-income producing security.

ADR   American Depositary Receipt

IL    Israel


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ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               GARTMORE MUTUAL FUNDS

By (Signature and Title)* /s/     MARK P. BRONZO
                          Name:   Mark P. Bronzo
                          Title:  Chairman, President, & Chief Executive Officer
                          Date:   November 24, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/     DANIEL W. PORTANOVA
                          Name:   Daniel W. Portanova
                          Title:  Senior Vice President, Treasurer,
                                  & Chief Operating Officer
                          Date:   November 24, 2004

By (Signature and Title)* /s/     MARK P. BRONZO
                          Name:   Mark P. Bronzo
                          Title:  Chairman, President, & Chief Executive Officer
                          Date:   November 24, 2004

* Print the name and title of each signing officer under his or her signature.